Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Unaudited Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
18	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. Payment of dividends by entities organized in the PRC are subject to limitations, procedures and formalities. Regulations in the PRC currently permit payments of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s PRC subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, all of the Company’s revenue being earned and currency received is denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires that the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

CONDENSED BALANCE SHEETS

	As of December 31, 2025	As of December 31, 2024
Assets
Current assets
Cash	$63	$20
Due from a related party	471	-
Prepayments and other current assets	231	356
Total Current Assets	765	376

Investment in subsidiaries and VIEs (restricted)	131,852	116,768
Non-current assets	131,852	116,768
Total Assets	$132,617	$117,144

Liabilities and Shareholders’ Equity

Liabilities
Current liabilities
Due to a related party	$110	$-
Accrued expenses and other current liabilities	590	-
Total Current Liabilities	700	-
Total liabilities	700	-

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary share, $0.0001 par value, 400,000,000 shares authorized; 40,617,513 shares issued and outstanding as of December 31, 2025 and 2024.	4	4
Class B Ordinary share, $0.0001 par value, 100,000,000 shares authorized; 41,880,000 shares issued and outstanding as of December 31, 2025 and 2024.	4	4
Additional paid-in capital	83,762	83,762
Retained earnings	54,347	42,421
Accumulated other comprehensive loss	(6,200)	(9,047)
Total Shareholders’ Equity	131,917	117,144

Total Liabilities and Shareholders’ Equity	$132,617	$117,144

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years Ended December 31,
	2025	2024	2023
Equity in earnings of subsidiaries	$12,086	$11,137	$10,715
General and administrative expenses	(160)	(259)	(421)
Net income	11,926	10,878	10,294

Other comprehensive income (loss)
Foreign currency translation adjustments	2,847	(1,681)	(1,757)
Comprehensive income	$14,773	$9,197	$8,537

CONDENSED STATEMENTS OF CASH FLOW

	Years Ended December 31,
	2025	2024	2023
Cash flows from operating activities
Net income	$11,926	$10,878	$10,294
Adjustments to reconcile net income to net cash used in operating activities:
Equity income of subsidiaries and VIEs	(12,086)	(11,137)	(10,715)
Due from a related party	(471)	-	-
Prepaid expenses and other current assets	124	(263)	(92)
Net cash used in operating activities	(507)	(522)	(513)
Cash flows from investing activities
Loan to a subsidiary	(150)	-	(6,660)
Net cash used in investing activities	(150)	-	(6,660)
Cash flows from financing activities
Due to a related party	110	-	(600)
Loans from third parities	1,190	-	-
Repayment to a third party	(600)	-	-
Deferred issuance costs	-	-	(279)
Proceeds from initial public offering	-	-	8,547
Net cash provided by financing activities	700	-	7,668
Net increase(decrease) in cash	43	(522)	495
Cash, beginning of year	20	542	47
Cash, end of year	$63	$20	$542